Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Operating Lease Right of Use Assets and Liabilities
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of June 30, 2022 and December 31, 2021 (in thousands):

Description	Location in Balance Sheet	June 30, 2022	December 31, 2021
Assets:
Right of use assets	Other assets	$1,953	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$676	$355
Non-current portion - operating leases	Other liabilities	$2,094	$1,825

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2022 are as follows (in thousands):

Year
2022*	$395
2023	799
2024	799
2025	484
2026	392
Thereafter	188
Total lease payments	$3,057
Less: Imputed interest **	(287)
Total present value of operating lease liabilities	$2,770
Less: Short-term portion	(676)
Long-term operating lease liabilities	$2,094

*For remaining six months ended December 31, 2022
**Based on incremental borrowing rate of 5%
Schedule of Lease Cost	The following table summarizes lease cost for the six months ended June 30, 2022 (in thousands):

Operating lease costs	$117
The following table summarizes other supplemental information about the Company’s operating leases as of June 30, 2022:

Weighted average discount rate	5.0%
Weighted average remaining lease term	4.1 years